Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Consolidated Profit / Equity (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
ADSE [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Warrants relating to shareholder loans, Variance	7.50%	(7.50%)
Warrants relating to shareholder loans, Effect on profit before tax / equity in KEUR	€ (8,759)	€ 8,708
Private warrants, Variance	7.50%	(7.50%)
Private warrants, Effect on profit before tax / equity in KEUR	€ (109)	€ 105
ADSE Warrants [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Private warrants, Variance	13.60%	(13.60%)
Private warrants, Effect on profit before tax / equity in KEUR	€ (5,440)	€ 5,440